Operating Segments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Contract assets	R$ 1,991,544	R$ 1,862,156
Property, plant and equipment	455,042	485,621
Intangible assets	13,388	8,319
Right-of-use asset	82,886	116,995
Electricity GET [member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	410,673	480,852
Intangible assets	10,280	4,368
Right-of-use asset	41,314	17,020
Electricity Energy DIS [member]
IfrsStatementLineItems [Line Items]
Contract assets	1,966,034	1,848,201
Property, plant and equipment
Intangible assets
Right-of-use asset	34,958	91,584
Electricity Energy COM [member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	303	290
Intangible assets	1,280	2,318
Right-of-use asset	444	227
GAS [member]
IfrsStatementLineItems [Line Items]
Contract assets	25,510	13,955
Property, plant and equipment
Intangible assets
Right-of-use asset	(1,363)	5,408
Holding And Services [Member]
IfrsStatementLineItems [Line Items]
Contract assets
Property, plant and equipment	44,066	4,479
Intangible assets	1,828	1,633
Right-of-use asset	R$ 7,533	R$ 2,756